Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property Plant And Equipment Estimated Useful Life [Line Items]
Impairment of long-lived assets to be disposed	$ 0	$ 0
Effective income tax rate reconciliation, percent	0.00%	0.00%
Maximum [Member]
Property Plant And Equipment Estimated Useful Life [Line Items]
Effective income tax rate reconciliation, percent	50.00%